Cash and Cash Equivalents - Schedule Representing Cash and Cash Equivalents (Details) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Cash And Cash Equivalents [Abstract]
Cash and bank balances	£ 2,256	£ 2,069
Cash equivalents	270	533
Cash and cash equivalents	£ 2,526	£ 2,602